Equity - Historical Cost In Purchase of Treasury Shares (Detail) - BRL / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Historical cost in purchase of treasury shares, weighted average	BRL 13.40	BRL 13.40
Minimum
Equity, Class of Treasury Stock [Line Items]
Historical cost in purchase of treasury shares	3.79	3.79
Maximum
Equity, Class of Treasury Stock [Line Items]
Historical cost in purchase of treasury shares	BRL 15.25	BRL 15.25